EQUITY	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Disclosure of share capital, reserves and other equity interest [text block]

19) EQUITY

Share capital

As of December 31, 2019, share capital was 49 thousand U.S. dollars, equivalent to €33,979 (49 thousand U.S. dollars, equivalent to €33,827 as of December 31, 2018), divided into 75,406,357 shares (75,070,926 shares in December 31, 2018). PikCo owns 64.34% of ordinary shares of Atento S.A.

On January 18, 2019, the Board approved a share capital increase and issued 335,431 shares increasing outstanding shares to 75,406,357.

Reserve for acquisition of non-controlling interest

Refers to options attributable to Atento Brasil S.A. in the acquisition of RBrasil and Interfile in the total amount of 23,531 thousand U.S. dollars as of December 31, 2018.

On May 17, 2019 and June 7, 2019, the Company acquired remaining shares of Interfile and RBrasil, respectively, and therefore the reserve for acquisition of non-controlling interest was written off.

Share premium

The share premium refers to the difference between the subscription price that the shareholders paid for the shares and their nominal value. Since this is a capital reserve, it can only be used to increase capital, offset losses, redeem, reimburse or repurchase shares.

On January 4, 2019, the Company vested the total of 1,161,870 TRSUs, corresponding to 4,173 thousand of U.S. dollars.

Treasury shares

During 2018, Atento S.A. repurchased 1,106,158 shares at a cost of 8,178 thousand of U.S. dollars and an average price of $7.39. In 2019, Atento S.A. repurchased 4,425,499 shares at a cost of 11,141 thousand of U.S. dollars and an average price of $2.52. As of December 31, 2019, Atento S.A. had 5,531,657 shares in treasury (1,106,158 shares as of December 31, 2018).

Legal reserve

According to commercial legislation in Luxembourg, Atento S.A. must transfer 5% of its year profits to legal reserve until the amount reaches 10% of share capital. The legal reserve cannot be distributed.

At December 31, 2018 and 2019, no legal reserve had been established, mainly due to the losses incurred by Atento S.A.

Hedge accounting effects

As discussed on Note 14, on January 1, 2019 Atento formalized at a meeting of the “Board of Directors”, took place on December 20, 2018, in its intention to renew or loan agreement between Atento Luxco 1 and Atento Brasil on its maturities per indefinitely time, and as such, the payment is neither planned nor likely to occur in the foreseeable future. Prior to the date of designation as of net investment hedge, this intragroup loan was electively not designated as a hedge because the change in fair value was intended to partially offset changes in the USD-BRL foreign currency component of the BRL, denominated intercompany debt, which were recorded in earnings. Therefore, changes in fair value related to the USD-BRL exchange rate is recorded in equity as part of other comprehensive income.

Translation differences

Translation differences reflect the differences arising on account of exchange rate fluctuations when converting the net assets of fully consolidated foreign companies from local currency into Atento Group’s presentation currency (U.S. dollars).

Stock-based compensation

a) Description of share-based payment arrangements

The 2016 Plan

On July 1, 2016, Atento granted the following share-based payment arrangement to directors, officers and other employees, for the Company and its subsidiaries:

1.Time Restricted Stock Units (“RSU”) (equity settled)

• Grant date: July 1, 2016

• Amount: 1,384,982 RSUs

• Vesting period: 100% of the RSUs vest on January 4, 2019

• There are no other vesting conditions

The 2017 Plan

On May 31 and June 3, 2017, Atento granted a new share-based payment arrangement to Board directors (a total of 29,300 RSUs) that was vested in January 2019.

On July 3, 2017, Atento granted a new share-based payment arrangement to directors, officers and other employees, for the Company and its subsidiaries:

1.Time Restricted Stock Units (“RSU”) (equity settled)

• Grant date: July 3, 2017

• Amount: 886,187 RSUs

• Vesting period: 100% of the RSUs vest on January 2, 2020

• There are no other vesting conditions

The 2018 Plan

On April 19, 2018, Atento granted a new share-based payment arrangement to Board directors (a total of 23,232 RSUs) in a one-time award with a one-year vesting period.

On July 2, 2018, Atento granted a new share-based payment arrangement to directors, officers and other employees, for the Company and its subsidiaries. The share-based payment had the following arrangements:

1.Time Restricted Stock Units (“RSUs”) (equity settled)

• Grant date: July 2, 2018

• Amount: 1,065,220 RSUs

• Vesting period: 100% of the RSUs vests on January 4, 2021

• There are no other vesting conditions

As of January 4, 2019, a total of 1,161,870 TRSUs vested, which is composed of 1,109,338 RSUs of the 2016 Plan granted on July 1, 2016, 29,300 RSUs of the Board of directors plan granted on May 31, 2017 and June 3, 2017, and 23,232 RSUs of the Board of directors plan granted on April 19, 2018.

The 2019 Plan – Board and Extraordinary

On March 1, 2019, Atento granted a new share-based payment arrangement to Board directors and an Extraordinary Grant for a total in a one-time award with a one-year vesting period.

1.   Time Restricted Stock Units (“RSU”) (equity settled)

•  Grant date: March 1, 2019

•  Amount: 109,785 and 704,057 RSUs

•  Vesting period: 100% of the RSUs vests on January 2, 2020

•  There are no other vesting conditions

As of January 2, 2020, a total of 813,842 TRSUs vested.

The 5 Years Plan

On March 1, 2019, Atento granted a new share-based payment arrangement to Board directors (a total of 238,663 RSUs) in a one-time award with a five-year vesting period of 20% each year

1.   Time Restricted Stock Units (“RSU”) (equity settled)

•  Grant date: March 1, 2019

•  Amount: 238,663 RSUs

•  Vesting period: 20% of the RSUs each year beginning on January 2, 2020 and last vested on January 4, 2024.

•  There are no other vesting conditions

The 2019 Plan

On June 3, 2019, Atento granted a new share-based payment arrangement to directors, officers and other employees, for the Company and its subsidiaries. The share-based payment had the following arrangements:

1.   Time Restricted Stock Units (“RSU”) (equity settled)

•  Grant date: June 3, 2019

•  Amount: 2,560,666 RSUs

•  Vesting period: 100% of the RSUs vests on January 3, 2022

•  There are no other vesting conditions

b) Measurement of fair value

The fair value of the RSUs, for all arrangements, has been measured using the BlackScholes model. For all arrangements are equity settled and the fair value of RSUs is measured at grant date and not remeasured subsequently. The inputs used in the measurement of the fair values at the grant date are presented below.

The 2016 Plan:

	Time RSU	Comments

Variable
Stock price (USD)	9.07	Stock price of Atento S.A. in USD at grant date July 1, 2016
Strike price (USD)	0.01	For valuation purposes set to 0.01
Time (years)	2.5	Time to vest as per the contract
Risk free rate	0.86%	USD risk free rate obtained from Bloomberg
Expected volatility	24.40%	Assumption is made to base volatility on the average volatility of main competitors because Atento S.A. itself is listed in October 2014
Dividend yield	0.01%	Assumption is made here that no dividends will be paid out as this is not in the line of expectations
Value RSU in USD	9.06

The Time RSU reflects the fact that 100% of the Time RSUs vested on January 4, 2019.

The 2017 Plan:

	Time RSU	Comments

Variable
Stock price (USD)	11	Stock price of Atento S.A. in USD at grant date July 3, 2017
Strike price (USD)	0.01	For valuation purposes set to 0.01
Time (years)	2.5	Time to vest as per the contract
Risk free rate	1.51%	USD risk free rate obtained from Bloomberg
Expected volatility	24.83%	Assumption is made to base volatility on the average volatility of main competitors because Atento S.A. itself is listed in October 2014
Dividend yield	0.01%	Assumption is made here that no dividends will be paid out as this is not in the line of expectations
Value RSU in USD	10.99

The Time RSU reflects the fact that 100% of the Time RSUs will vest on January 2, 2020.

The 2018 Plan:

	Time RSU	Comments

Variable
Stock price (USD)	7	Stock price of Atento S.A. in USD at grant date July 2, 2018
Strike price (USD)	0.01	For valuation purposes set to 0.01
Time (years)	2.5	Time to vest as per the contract
Risk free rate	2.60%	USD risk free rate obtained from Bloomberg
Expected volatility	23.05%	Assumption is made to base volatility on the average volatility of main competitors because Atento S.A. itself is listed in October 2014
Dividend yield	0.01%	Assumption is made here that no dividends will be paid out as this is not in the line of expectations
Value RSU in USD	6.99

The Time RSU reflects the fact that 100% of the Time RSUs will vest on January 4, 2021.

The 2019 Plan – Board and Extraordinary:

	Time RSU	Comments

Variable
Stock price (USD)	3.96	Stock price of Atento S.A. in USD at grant date March 1, 2019
Strike price (USD)	0.01	For valuation purposes set to 0.01
Time (years)	0.25	Time to vest as per the contract

The Time RSU reflects the fact that 100% of the Time RSUs will vest on January 2, 2020.

The 2019 Plan – 5 Years:

	Time RSU	Comments

Variable
Stock price (USD)	3.96	Stock price of Atento S.A. in USD at grant date March 1, 2019
Strike price (USD)	0.01	For valuation purposes set to 0.01
Time (years)	5	Time to vest as per the contract

The Time RSU reflects the fact that 20% of the RSUs each year beginning on January 2, 2020 and last vested on January 2, 2024.

The 2019 Plan:

	Time RSU	Comments

Variable
Stock price (USD)	2.66	Stock price of Atento S.A. in USD at grant date June 3, 2019
Strike price (USD)	0.01	For valuation purposes set to 0.01
Time (years)	2.5	Time to vest as per the contract
Risk free rate	1.77%	USD risk free rate obtained from Bloomberg
Expected volatility	26.74%	Assumption is made to base volatility on the average volatility of main competitors because Atento S.A. itself is listed in October 2014
Dividend yield	0.01%	Assumption is made here that no dividends will be paid out as this is not in the line of expectations
Value RSU in USD	2.65

The Time RSU reflects the fact that 100% of the Time RSUs will vest on January 3, 2022.

c) Outstanding RSUs

As of December 31, 2019, there are 443,490 Time RSUs outstanding related to 2017 Grant, 647,215 Time RSUs outstanding related to 2018 Grant, 109,785 and 704,057 Time RSUs outstanding related to 2019 Board and Extraordinary Grant, 238,633 Time RSUs outstanding related to 2019 – Plan 5Y Gran and 2,622,843 Time RSUs outstanding related to 2019 Grant. Holders of RSUs will receive the equivalent in shares of Atento S.A. without cash settlement of stock values when the RSUs vest.

For the Time RSU, the Management has made the following assumptions regarding the service conditions:

The 2016, 2017, 2018, Grant Board and Extraordinary, Plan 2019 – 5 Years and 2019 Grant:

The 2016 Plan	Time RSU
Outstanding December 31, 2017	1,148,625
Forfeited (*)	(39,287)
Outstanding December 31, 2018	1,109,338
Vested	(1,109,338)
Outstanding December 31, 2019	-

The 2017 Plan	Time RSU
Outstanding December 31, 2017	861,863
Forfeited (*)	(46,170)
Outstanding December 31, 2018	815,693
Transfer	-
Forfeited (*)	(137,136)
Vested	(235,067)
Outstanding December 31, 2019	443,490

The 2018 Plan	Time RSU
Granted July 2, 2018	1,065,220
Forfeited (*)	(5,000)
Outstanding December 31, 2018	1,060,220
Transfer	-
Forfeited (*)	(312,641)
Vested	(100,364)
Outstanding December 31, 2019	647,215

The 2019 Plan – Board and Extraordinary	Time RSU
Granted March 1, 2019	813,842
Forfeited (*)	-
Outstanding December 31, 2019	813,842

The 2019 Plan – 5 Years	Time RSU
Granted March 1, 2019	238,663
Forfeited (*)	-
Outstanding December 31, 2019	238,663

The 2019 Plan	Time RSU
Granted June 3, 2019	2,560,666
Additional grant	633,212
Forfeited (*)	(571,035)
Outstanding December 31, 2019	2,622,843

(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.

The 2016 Plan	Time RSU
Country	Balance December 31, 2017	Forfeited	Balance December 31, 2018	Vested	Balance December 31, 2019
Argentina	16,523	14,592	31,115	(31,115)	-
Brazil	201,049	(23,348)	177,701	(177,701)	-
Chile	61,525	(3,392)	58,133	(58,133)	-
Colombia	10,940	-	10,940	(10,940)	-
Spain	101,490	54,063	155,553	(155,553)	-
Guatemala	798	-	798	(798)	-
Mexico	107,495	(70,732)	36,763	(36,763)	-
Peru	5,286	3,392	8,678	(8,678)	-
United States	643,519	(13,862)	629,657	(629,657)	-
Total	1,148,625	(39,287)	1,109,338	(1,109,338)	-

The 2017 Plan	Time RSU
Country	Balance December 31, 2017	Forfeited	Balance December 31, 2018	Forfeited	Balance December 31, 2019
Brazil	117,667	(46,170)	71,497	-	71,497
Chile	66,028	-	66,028	-	66,028
Spain	69,398	-	69,398	43,915	113,313
United States	608,770	-	608,770	(416,118)	192,652
Total	861,863	(46,170)	815,693	(372,203)	443,490

The 2018 Plan	Time RSU
Country	Balance December 31, 2017	Granted	Balance December 31, 2018	Transfer	Forfeited	Vested	Balance December 31, 2019
Argentina	-	27,244	27,244	-	-	-	27,244
Brazil	-	282,743	282,743	(3,680)	(58,962)	-	220,101
Chile	-	70,009	70,009	-	(4,195)	-	65,814
Colombia	-	21,049	21,049	-	-	-	21,049
Spain	-	105,168	105,168	68,591	(48,864)	-	124,895
Mexico	-	60,736	60,736	-	(5,024)	-	55,712
Peru	-	20,306	20,306	-	-	-	20,306
United States	-	472,965	472,965	(64,911)	(195,595)	(100,364)	112,095
Total	-	1,060,220	1,060,220	-	(312,640)	(100,364)	647,216

The 2019 Plan – Board and Extraordinary	Time RSU
Country	Balance December 31, 2018	Granted	Balance December 31, 2019
United States	-	813,842	813,842
Total	-	813,842	813,842

The 2019 Plan – 5 Year	Time RSU
Country	Balance December 31, 2018	Granted	Balance December 31, 2019
United States	-	238,663	238,663
Total	-	238,663	238,663

The 2019 Plan	Time RSU
Country	Balance December 31, 2018	Granted	Additional Grant	Forfeited	Balance December 31, 2019
Argentina	-	108,352	-	-	108,352
Brazil	-	911,418	400,000	(174,050)	1,137,368
Chile	-	147,021	-	(9,825)	137,196
Colombia	-	53,972	-	-	53,972
Spain	-	456,163	133,212	(112,838)	476,537
Guatemala	-	-	100,000	-	100,000
Mexico	-	219,963	-	(5,471)	214,492
Peru	-	61,175	-	-	61,175
United States	-	602,602	-	(268,851)	333,751
Total	-	2,560,666	633,212	(571,035)	2,622,843

d) Impacts in Profit or Loss

In 2019, 7,302 thousand U.S. dollars (6,417 thousand U.S. dollars as at December 31, 2018 and 4,923 thousand U.S. dollars as at December 31, 2017) related to stock-based compensation were recorded as employee benefit expenses.